Ivy Funds

Supplement dated July 2, 2013 to the

Ivy Funds Statement of Additional Information

dated July 31, 2012

and as supplemented September 12, 2012, December 13, 2012, January 2, 2013, January 11, 2013,

January 18, 2013, April 8, 2013 and June 3, 2013

Effective July 2, 2013, IICO, the Fund’s investment adviser, assumed direct investment management responsibilities of Ivy Global Natural Resources Fund. All references to Mackenzie Financial Corporation (Mackenzie) and Fred Sturm where they appear in the SAI with respect to Ivy Global Natural Resources Fund are deleted. In addition, effective July 2, 2013, Cynthia P. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund and David P. Ginther assumed investment management responsibilities for Ivy Global Natural Resources Fund.

The following replaces the disclosures regarding David P. Ginther and Cynthia P. Prince-Fox in the “Portfolio Managers — Portfolio Managers employed by IICO” section on pages 95 and 97, respectively:

The following tables provide information relating to the portfolio managers of each of the Funds as of March 31, 2013:

David P. Ginther — Ivy Energy Fund

Ivy Global Natural Resources Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	6	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,915.7	$82.8	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Ginther assumed investment management responsibilities for Ivy Global Natural Resources Fund effective July 2, 2013.
**	This data includes Ivy Dividend Opportunities Fund (which Mr. Ginther managed until July 2, 2013), but does not include Ivy Global Natural Resources Fund, since Mr. Ginther was not the portfolio manager of Ivy Global Natural Resources Fund on March 31, 2013.

Cynthia P. Prince-Fox —  Ivy Balanced Fund

 Ivy Dividend Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,990.0	$0	$69.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0
*	Ms. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective July 2, 2013.
**	This data does not include Ivy Dividend Opportunities Fund, since Ms. Prince-Fox was not the portfolio manager of Ivy Dividend Opportunities Fund on March 31, 2013.

The following replaces the disclosures regarding David P. Ginther and Cynthia P. Prince-Fox in the “Portfolio Managers – Portfolio Managers employed by IICO — Ownership of Securities” section on page 100:

Ownership of Securities

As of March 31, 2013, the dollar range of shares beneficially owned by each portfolio manager is:

	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
David P. Ginther	Ivy Energy	$0	$100,001 to $500,000	over $	1,000,000
	Ivy Global Natural Resources*	$0	$0
Cynthia P. Prince-Fox	Ivy Balanced	$0	over $1,000,000	over $	1,000,000
	Ivy Dividend Opportunities**	$0	$0

*Mr.	Ginther assumed investment management responsibilities for Ivy Global Natural Resources Fund effective July 2, 2013.
**	Ms. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective July 2, 2013.

Supplement	Statement of Additional Information	1

The following replaces the disclosures regarding David P. Ginther and Cynthia P. Prince-Fox in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on page 101:

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2013, the dollar range of shares deemed owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
David P. Ginther	Ivy Energy	$10,001 to $50,000	$50,001 to $100,000
	Ivy Global Natural Resources*	$0
Cynthia P. Prince-Fox	Ivy Balanced	$500,001 to $1,000,000	$500,001 to $1,000,000
	Ivy Dividend Opportunities**	$0
[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
*	Mr. Ginther assumed investment management responsibilities for Ivy Global Natural Resources Fund effective July 2, 2013.
**	Ms. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective July 2, 2013.

2	Statement of Additional Information	Supplement